Transfers of financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Carrying Amount of Financial Assets
The following table reflects the carrying amount of financial assets that have been transferred to another party in such a way that part or all the transferred financial assets do not qualify for derecognition. Furthermore, it reflects the carrying amounts of the associated liabilities.

	2023
	FVOCI financial assets				FVPL financial assets
	Shares	Debt securities	Money market and other short-term invest- ments	Other	Debt securi- ties	Invest- ments where the PH bears risk	Money market and other short-term invest- ments	Other

Carrying amount of transferred assets	-	2,068	-	-	5	15	-	-

Carrying amount of associated liabilities	-	2,382	-	-	9	-	-	-

	2022
	FVOCI financial assets				FVPL financial assets
	Shares	Debt securities	Money market and other short-term invest- ments	Other	Debt securities	Invest- ments where the PH bears risk	Money market and other short-term invest- ments	Other

Carrying amount of transferred assets	-	2,200	-	-	16	72	-	-

Carrying amount of associated liabilities	-	2,513	-	-	17	-	-	-

Schedule of Fair Values of Available-for-Sale (AFS) Instruments
The following tables present the fair value of the assets received in relation to securities lending and reverse repurchase activities:

Securities lending	2023	2022

Carrying amount of transferred financial assets	2,063	2,190

Fair value of cash collateral received	2,357	2,417

Fair value of non-cash collateral received	16	74

Net exposure	(309)	(301)

Summary of Reverse Repurchase Agreements

Reverse repurchase agreements	2023	2022

Cash paid for reverse repurchase agreements	442	312

Fair value of non-cash collateral received	467	335

Net exposure	(24)	(23)

Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts
The following tables present the carrying amount of collateral pledged and the corresponding amounts.

		2023		2022
Assets pledged for general account and contingent liabilities	Where Aegon bears the risk	Where the PH bears the risk	Where Aegon bears the risk	Where the PH bears the risk

Contingent liabilities	2,290	-	3,559	-

Collateral pledged	4,171	-	5,745	-

Net exposure	(1,881)	-	(2,186)	-
For 2022 and 2023 there is no
Non-cash
collateral that can be sold or repledged by the counterparty.

Assets pledged for repurchase agreements	2023	2022

Cash received on repurchase agreements	29	107

Collateral pledged (transferred financial assets)	25	99

Net exposure	3	8